The Eaton Vance Mutual Funds Trust
For the Government Obligations Portfolio

[LOGO]

Annual Shareholder Report
December 31, 1996


INVESTMENT ADVISER OF
GOVERNMENT OBLIGATIONS PORTFOLIO
Boston Management and Research
24 Federal Street
Boston, MA 02110


ADMINISTRATOR OF EV
GOVERNMENT OBLIGATIONS FUND
Eaton Vance Management
24 Federal Street
Boston, MA 02110


PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260


CUSTODIAN
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537


TRANSFER AGENT
First Data Investor Services Group
Attn: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123
(800) 262-1122


INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA 02109
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                 --------------------------------------------
                       GOVERNMENT OBLIGATIONS PORTFOLIO

                           PORTFOLIO OF INVESTMENTS

                              DECEMBER 31, 1996

------------------------------------------------------------------------------------------------
                                 MORTGAGE PASS-THROUGHS - 94.6%
------------------------------------------------------------------------------------------------
                                                              PRINCIPAL AMOUNT             VALUE
------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. PARTICIPATION CERTIFICATES:
4.5s, with maturity at 2000                                        $    35,225      $     34,816
4.75s, with various maturities to 2002                                  39,531            38,213
5s, with various maturities to 2003                                    547,008           532,289
5.25s, with various maturities to 2005                                 280,440           273,764
5.5s, with various maturities to 2011                                1,116,871         1,095,819
5.75s, with maturity at 1998                                            30,394            30,073
6s, with various maturities to 2022                                  3,266,400         3,215,535
6.25s, with various maturities to 2013                                 784,719           774,897
6.5s, with various maturities to 2022                                9,774,620         9,731,201
6.75s, with various maturities to 2011                               8,194,090         8,215,112
7s, with various maturities to 2019                                 13,231,084        13,318,106
7.25s, with maturity at 2003                                         1,436,984         1,459,947
7.5s, with various maturities to 2019                               16,610,037        16,930,917
7.75s, with various maturities to 2018                               3,644,609         3,728,701
8s, with various maturities to 2026                                 23,387,702        24,127,801
8.25s, with various maturities to 2011                              12,739,769        13,248,009
8.5s, with various maturities to 2024                               25,553,426        26,697,207
8.75s, with various maturities to 2014                               3,198,806         3,355,347
9s, with various maturities to 2020                                  9,971,101        10,567,262
9.25s, with various maturities to 2010                               3,226,416         3,421,127
9.5s, with various maturities to 2016                                1,093,634         1,164,516
10s, with various maturities to 2017                                   247,677           266,754
11s, with various maturities to 2019                                 2,283,131         2,546,899
12s, with various maturities to 2019                                 1,849,311         2,114,257
12.25s, with various maturities to 2019                              3,546,507         4,089,878
12.5, with various maturities to 2019                               10,553,673        12,181,759
12.75s, with various maturities to 2015                              1,481,400         1,710,764
13s, with various maturities to 2019                                 4,194,140         4,902,034
13.25s, with various maturities to 2019                                433,304           511,765
13.5s, with various maturities to 2015                               5,138,048         6,015,469
13.75s, with various maturities to 2014                                 77,914            91,992
14s, with various maturities to 2016                                 2,601,177         3,097,983
14.5s, with various maturities to 2014                                 251,426           302,092
14.75s, with maturity at 2010                                          869,896         1,041,387
15s, with various maturities to 2013                                 1,011,363         1,243,920
15.25s, with maturity at 2012                                          146,326           182,021
15.5s, with various maturities to 2012                                 221,729           272,442
16s, with various maturities to 2012                                   193,676           243,438
16.25s, with various maturities to 2012                                246,354           309,693
                                                                                    ------------
                                                                                    $183,085,206
                                                                                    ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION MORTGAGE BACKED SECURITIES:
0.25s, with maturity at 2014                                       $   215,021      $    177,975
3.5s, with maturity at 2007                                            135,951           124,573
4.5s, with maturity at 1999                                              6,754             6,608
5s, with various maturities to 2017                                    918,091           881,079
5.25s, with various maturities to 2006                                 223,879           216,518
5.5s, with various maturities to 2006                                  641,584           631,116
5.75s, with maturity at 2003                                           150,934           148,870
6s, with various maturities to 2010                                 18,589,538        18,320,436
6.25s, with various maturities to 2007                                 531,751           526,670
6.5s, with various maturities to 2017                                1,489,920         1,475,444
6.75s, with various maturities to 2007                               1,036,908         1,037,932
7s, with various maturities to 2018                                  6,678,466         6,723,125
7.25s, with various maturities to 2017                               1,954,005         1,978,161
7.5s, with various maturities to 2020                               10,968,264        11,159,894
7.75s, with various maturities to 2008                               1,457,637         1,496,350
8s, with various maturities to 2019                                 30,533,382        31,514,234
8.25s, with various maturities to 2020                              12,223,103        12,709,460
8.5s, with various maturities to 2020                               19,216,638        20,096,336
8.75s, with various maturities to 2017                               1,376,416         1,451,580
9s, with various maturities to 2020                                  8,904,329         9,447,509
9.25s, with maturity to 2016                                         4,229,220         4,499,458
9.5s, with maturity at 2009                                            281,865           303,415
9.75s, with maturity at 2019                                           383,565           416,656
11s, with maturity at 2010                                              37,491            41,723
11.75s, with various maturities to 2015                              2,188,895         2,504,862
12s, with various maturities to 2020                                 5,636,192         6,444,271
12.25s, with maturity at 2015                                        3,641,106         4,219,800
12.5s, with various maturities to 2021                               9,134,110        10,567,797
12.75s, with various maturities to 2014                              1,664,462         1,943,091
13s, with various maturities to 2019                                 9,229,912        10,819,747
13.25s, with various maturities to 2015                              2,182,297         2,585,350
13.5s, with various maturities to 2015                               3,699,675         4,408,069
13.75s, with various maturities to 2014                                179,000           214,745
14s, with various maturities to 2014                                   758,379           912,472
14.25s, with various maturities to 2014                                296,106           360,647
14.5s, with various maturities to 2014                                 231,794           281,183
14.75s, with maturity at 2012                                        4,111,887         5,002,898
15s, with various maturities to 2013                                 3,311,144         4,063,568
15.5s, with maturity at 2012                                           999,905         1,247,024
15.75s, with maturity at 2011                                           31,307            39,074
16s, with maturity at 2012                                             378,790           477,810
                                                                                    ------------
                                                                                    $181,477,530
                                                                                    ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION MORTGAGE BACKED SECURITIES:
5.5s, with maturity at 1999                                        $    30,221      $     29,949
6.5s, with various maturities to 2002                                  524,161           523,776
7.25s, with various maturities to 2022                               4,237,361         4,285,295
7.5s, with maturity at 2017                                          1,038,880         1,063,014
8s, with various maturities to 2017                                 21,249,564        22,055,520
8.25s, with various maturities to 2008                                 547,870           572,399
8.5s, with various maturities to 2018                                4,546,019         4,813,879
9s, with various maturities to 2016                                  5,524,433         5,880,891
11.5s, with maturity at 2013                                           409,896           465,957
12s, with various maturities to 2015                                 3,673,527         4,243,592
12.5s, with various maturities to 2015                               2,072,039         2,429,837
13s, with various maturities to 2014                                 1,286,371         1,526,110
13.5s, with various maturities to 2013                                 350,251           417,217
14s, with various maturities to 2015                                   208,747           252,203
14.5s, with various maturities to 2014                                 509,854           623,099
15s, with various maturities to 2013                                   827,445         1,022,294
16s, with various maturities to 2012                                   412,808           522,846
                                                                                    ------------
                                                                                    $ 50,727,878
                                                                                    ------------
COLLATERALIZED MORTGAGE OBLIGATIONS:
Federal Home Loan Mtg. Corp.
  Series 1188-GC, 7.5%, due 2019, Collateral 100% FHLMC PC         $10,000,000      $ 10,120,310
Federal Home Loan Mtg. Corp.
  Series B Class 3, 12.5%, due 2013,
  Collateral 100% FHLMC PC                                             195,131           225,620
Federal National Mtg. Association
  Series 93-73E, 6.35%, due 2019
  Collateral 100% FNMA MBS                                           3,000,000         2,936,250
Guaranteed Mtg. Corp. III Series H2, 9% due 2015, Collateral
  100% FNMA MBS                                                        562,561           559,397
Salomon Brothers Mortgage Securities II,
Inc. Series III, Class Z, 11.50%, due 2015 Collateral 100%
  GNMA/FNMA MBS                                                      1,583,123         1,728,572
                                                                                    ------------
                                                                                    $ 15,570,149
                                                                                    ------------
    TOTAL MORTGAGE PASS-THROUGHS
      (identified cost, $426,094,126)                                               $430,860,763
                                                                                    ------------

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                              UNITED STATES TREASURY BONDS - 17.1%
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                                                              PRINCIPAL AMOUNT             VALUE
------------------------------------------------------------------------------------------------
U.S. Treasury Bond, 12s, 8/15/13++                                 $50,000,000      $ 71,546,900
U.S. Treasury Bond, 7.125s, 2/15/23+                                 6,000,000         6,264,378
                                                                                    ------------
    TOTAL UNITED STATES TREASURY BONDS
      (identified cost, $67,368,569)                                                $ 77,811,278
                                                                                    ------------

------------------------------------------------------------------------------------------------
                                  SHORT-TERM INVESTMENTS - 0.1%
------------------------------------------------------------------------------------------------
Banque National de Paris Cayman Time-Deposit, 5.625%, 1/2/97
  at value                                                         $   400,000      $    400,000
                                                                                    ------------

    TOTAL INVESTMENTS - 111.8%
      (identified cost, $493,862,695)                                               $509,072,041
    OTHER ASSETS, LESS LIABILITIES - (11.8%)                                         (53,549,493)
                                                                                    ------------
    NET ASSETS - 100%                                                               $455,522,548
                                                                                    ============

 +Collateral for financial futures contracts held at December 31, 1996 (See Note 7).
++A portion of this security is on loan at December 31, 1996 (See Note 5).


     The accompanying notes are an integral part of the financial statements

                --------------------------------------------
                             FINANCIAL STATEMENTS

                      STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------
                             December 31, 1996
-----------------------------------------------------------------------------
ASSETS:
  Investments, at value (Note 1A) (identified cost,
    $493,862,695)                                                $509,072,041
  Cash                                                                 47,120
  Receivable for daily variation margin on open
    financial futures contracts (Note 1G)                             296,089
  Receivable for investments sold                                     869,574
  Interest receivable                                               5,903,903
  Deferred organization expenses (Note 1H)                              6,952
                                                                 ------------
      Total assets                                               $516,195,679

LIABILITIES:
  Liability for collateral received for securities
    loaned (Note 5)                                 $60,639,200
  Payable to affiliate --
    Trustees' fees                                        4,796
  Accrued expenses                                       29,135
                                                    -----------
      Total liabilities                                            60,673,131
                                                                 ------------
NET ASSETS applicable to investors' interest
  in Portfolio                                                   $455,522,548
                                                                 ============
SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and
    withdrawals                                                  $439,437,993
  Unrealized appreciation of investments and
    financial futures contracts (computed on
    the basis of identified cost)                                  16,084,555
                                                                 ------------
      Total net assets                                           $455,522,548
                                                                 ============


     The accompanying notes are an integral part of the financial statements

                           STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------
                     For the Year Ended December 31, 1996
-----------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest income -                                              $ 45,154,049

  Expenses --
    Investment adviser fee (Note 3)                $ 3,603,385
    Compensation of Trustees not members of the
      Administrator's organization (Note 3)             19,573
    Custodian fee                                      225,407
    Interest (Note 5)                                3,363,924
    Legal and accounting services                       45,052
    Amortization of organization expenses
      (Note 1H)                                          3,821
    Miscellaneous                                       34,518
                                                   -----------
      Total expenses                                                7,295,680
                                                                 ------------
        Net investment income                                    $ 37,858,369
                                                                 ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
  Net realized loss (identified cost basis) --
    Investment transactions                        $(4,975,414)
    Financial futures contracts                       (428,853)
                                                   -----------
      Net realized loss on investments                            $(5,404,267)
  Change in unrealized appreciation
   (depreciation) --
    Investments (identified cost basis)           $(12,261,683)
    Financial futures contracts                      1,449,278
                                                   -----------
      Net unrealized appreciation of investments                 $(10,812,405)
                                                                 ------------
        Net realized and unrealized loss on
          investments                                            $(16,216,672)
                                                                 ------------
          Net increase in net assets from operations             $ 21,641,697
                                                                 ============


     The accompanying notes are an integral part of the financial statements

                                STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                                        --------------------------------
                                                                           1996                1995
                                                                           ----                ----
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
    Net investment income                                               $ 37,858,369      $   41,114,428
    Net realized loss on investments                                      (5,404,267)        (15,704,668)
    Change in unrealized appreciation (depreciation) of investments      (10,812,405)         44,867,799
                                                                        ------------      --------------
      Net increase in net assets from operations                        $ 21,641,697      $   70,277,559
                                                                        ------------      --------------

  Capital transactions --
    Contributions                                                       $ 66,333,513      $   95,964,004
    Withdrawals                                                         (154,241,567)       (160,122,171)
                                                                        ------------      --------------
      Decrease in net assets resulting from capital transactions        $(87,908,054)     $  (64,158,167)
                                                                        ------------      --------------
        Total increase (decrease) in net assets                         $(66,266,357)     $    6,119,392
NET ASSETS:
  At beginning of year                                                   521,788,905         515,669,513
                                                                        ------------      --------------
  At end of year                                                        $455,522,548      $  521,788,905
                                                                        ============      ==============

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                                         SUPPLEMENTARY DATA
---------------------------------------------------------------------------------------------------------
                                                                         YEAR ENDED DECEMBER 31,
                                                               ------------------------------------------
                                                                1996        1995        1994        1993*
                                                               ------      ------      ------      ------
RATIOS (As a percentage of net assets):
  Interest expense                                              0.70%       0.71%       0.56%       0.63%+
  Other expenses                                                0.82%       0.82%       0.80%       0.86%+
  Net investment income                                         7.88%       7.82%       8.03%       8.46%+
PORTFOLIO TURNOVER                                                11%         19%         35%         42%

LEVERAGE ANALYSIS:
  Amount of debt outstanding at end of year (000 omitted)      $ --        $3,835      $3,924      $ --
  Average daily balance of debt outstanding during period
    (000 omitted)                                              $  550      $1,067      $  982      $1,660

+Computed on an annualized basis.
*For the period from the start of business, October 28, 1993, to December 31, 1993.


     The accompanying notes are an integral part of the financial statements

                 --------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1996

--------------------------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES
Government Obligations Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end investment company which was organized as a trust under the laws of the State of New York in 1992. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS -- Mortgage backed, "pass-through" securities are valued using a matrix pricing system which takes into account closing bond valuations, yield differentials, anticipated prepayments, and interest rates. Debt securities (other than mortgage backed, "pass-through" securities) are normally valued at the mean between the latest available bid and asked prices for securities for which the over-the-counter market is the primary market. Debt securities may also be valued on the basis of valuations furnished by a pricing service. Options are valued at last sale price on a U.S. exchange or board of trade or, in the absence of a sale, at the mean between the last bid and asked price. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Securities for which there is no such quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Short-term obligations having remaining maturities of less than 60 days are valued at amortized cost, which approximates value.

B. INCOME -- Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of discount when required for federal income tax purposes.

C. GAINS AND LOSSES FROM SECURITY TRANSACTIONS -- For book purposes, gains or losses are not recognized until disposition. For federal tax purposes, the Portfolio has elected, under Section 1092 of the Internal Revenue Code, to utilize mixed straddle accounting for certain designated classes of activities involving options and financial futures contracts in determining recognized gains or losses. Under this method, Section 1256 positions (financial futures contracts and options on investments or financial futures contracts) and non-Section 1256 positions (bonds, etc.) are marked-to-market on a daily basis resulting in the recognition of taxable gains or losses on a daily basis. Such gains or losses are categorized as short-term or long-term based on aggregation rules provided in the Code.

D. INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investors' distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

E. WRITTEN OPTIONS -- Upon the writing of a call or a put option, an amount equal to the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Portfolio's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

F. PURCHASED OPTIONS -- Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. For tax purposes, the Portfolio's options are generally subject to the mixed straddle rules described in Note 1C, and unrealized gains or losses are recognized on a daily basis.

G. FINANCIAL FUTURES CONTRACTS -- Upon entering into a financial futures contract, the Portfolio is required to deposit an amount ("initial margin") either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying securities, and are recorded for book purposes as unrealized gains or losses by the Portfolio.

  If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. For tax purposes, such futures contracts are generally subject to the mixed straddle rules described in
Note 1C, and unrealized gains or losses are recognized on a daily basis.

H. DEFERRED ORGANIZATION EXPENSES -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

I. EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of operating expenses on the statement of operations.

J. OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold.

K. USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
(2) PURCHASES AND SALES OF INVESTMENTS
Purchases, sales and paydowns of investments, other than short-term obligations, aggregrated $54,853,826, $16,095,500, and $96,080,407, respectively.

--------------------------------------------------------------------------------
(3) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The investment adviser fee, computed at the monthly rate of 0.0625% (0.75% per annum) of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level, is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. For the year ended December 31, 1996, the fee was equivalent to 0.75% of the Portfolio's average net assets for such period and amounted to $3,603,385. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their service to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 1996, no significant amounts have been deferred.

--------------------------------------------------------------------------------
(4) LINE OF CREDIT
The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a committed $120 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the banks' adjusted certificate of deposit rate, eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The average daily loan balance for the year ended December 31, 1996 was $549,560 and the average interest rate was 6.79%. The maximum borrowing outstanding at any time during the year ended December 31, 1996, was $6,289,000.

--------------------------------------------------------------------------------
(5) SECURITIES LENDING AGREEMENT
The Portfolio has established a securities lending agreement with a broker in which the Portfolio lends portfolio securities to the broker in exchange for collateral consisting of either cash or U.S. government securities. Under the agreement, the Portfolio continues to earn interest on the securities loaned. If the collateral received is U.S. government securities, the Portfolio will also receive from the broker an additional loan premium fee computed as a varying percentage of the market value of the securities loaned. If the collateral received is cash, the Portfolio may invest the cash and receive any interest on the amount invested but it must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The Portfolio did not receive any loan premium fee during the year ended December 31, 1996, but did incur $3,326,488 of loan rebate fees which have been included in interest expense. The income received on the investments related to the cash collateral is included in interest income. The maximum and average liability for cash collateral received for securities loaned at any month end during the year ended December 31, 1996, were $72,636,000 and $61,900,000, respectively.

--------------------------------------------------------------------------------
(6) FEDERAL INCOME TAX BASIS OF INVESTMENT
The cost and unrealized appreciation/depreciation in the value of investment securities owned at December 31, 1996, as computed on a federal income tax basis, were as follows:

Aggregate cost                                                    $505,872,878
                                                                  ============
Gross unrealized appreciation                                     $  7,721,490
Gross unrealized depreciation                                        4,522,202
                                                                  ------------
  Net unrealized appreciation                                     $  3,199,288
                                                                  ============

------------------------------------------------------------------------------
(7) FINANCIAL INSTRUMENTS
The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

  The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

  A summary of obligations under these financial instruments at December 31, 1996 is as follows:

    FUTURES CONTRACT                                                                                        NET UNREALIZED
    EXPIRATION DATE                              CONTRACTS                                 POSITION          APPRECIATION
    ---------------                              ---------                                 --------          ------------
          3/97                  425 U.S. Treasury Five Year Note Futures                    Short              $615,134
          3/97                  50 U.S. Treasury Long Bond Futures                          Short               162,213
          4/97                  100 U.S. Treasury Two Year Note Futures                     Short                97,862
                                                                                                               --------
                                                                                                               $875,209
                                                                                                               ========

At December 31, 1996, the Portfolio had sufficient cash and/or securities to cover margin requirements on any open futures contracts.

                      REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND INVESTORS OF
GOVERNMENT OBLIGATIONS PORTFOLIO:

We have audited the accompanying statement of assets and liabilities of Government Obligations Portfolio, including the portfolio of investments, as of December 31, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for the two years then ended, and the supplementary data for the three years then ended and for the period from October 28, 1993 (start of business), to December 31, 1993. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Government Obligations Portfolio as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for the two years then ended, and the supplementary data for the three years then ended and for the period from October 28, 1993 (start of business) to December 31, 1993, in conformity with generally accepted accounting principles.

                                              COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
JANUARY 31, 1997

INVESTMENT MANAGEMENT FOR GOVERNMENT OBLIGATIONS PORTFOLIO

                   -----------------------------------------------------------
GOVERNMENT         OFFICERS
OBLIGATIONS                                 TRUSTEES
PORTFOLIO          M. DOZIER GARDNER
24 Federal Street  President, Trustee       DONALD R. DWIGHT
Boston, MA 02110                            President, Dwight Partners, Inc.
                   JAMES B. HAWKES          Chairman, Newspapers of
                   Vice President, Trustee  New England, Inc.

                   SUSAN SCHIFF             SAMUEL L. HAYES, III
                   Vice President and       Jacob H. Schiff Professor of
                   Portfolio Manager        Investment Banking, Harvard
                                            University Graduate School of
                   MARK S. VENEZIA          Business Administration
                   Vice President
                                            NORTON H. REAMER
                   JAMES L. O'CONNOR        President and Director,
                   Treasurer                United Asset Management
                                            Corporation
                   THOMAS OTIS
                   Secretary                JOHN L. THORNDIKE
                                            Director, Fiduciary Company
                                            Incorporated

                                            JACK L. TREYNOR
                                            Investment Adviser and
                                            Consultant